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For Internal Use Only		Submit 1 Original		OMB Approval No.:
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RECEIVED
2017 NOV 29 AM 8:07
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

SEC
Mail Processing
Section
NOV 28 2017
Washington DC
406

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

17019479

4. Name of Underlying Instrument:

IBD 50 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FFTY

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+2/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

November 27, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 28 2017

SEC 2449 (1/99)

NYSE

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2017 NOV 29 AM 8:07
SEC / TM

Via Overnight Mail

November 27, 2017

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 7010
Washington, DC 20549

Re: 19b-4(e) – Transmittal (NYSE Arca, Inc.)

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Innovator IBD 50 ETF (FFTY)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

SEC
Mail Processing
Section
NOV 28 2017
Washington DC
406